FORM N-CSRS

  CERTIFIED SHAREHOLDERS REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number                   811-10419

Exact Name of registrant as specified in charter     NorthQuest Capital
                                                     Fund, Inc.

Address of principal executive offices               16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Name and address of agent for service                Peter J. Lencki
                                                     16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Registrants telephone number, including area code    732-842-3465

Date of fiscal year end:                             12/31/09

Date of reporting period:                            06/30/09





































                                      -i-



(page)
Item 1. Report to Shareholders.



















                         NORTHQUEST CAPITAL FUND, INC.

                                SEMI-ANNUAL REPORT

                                 June 30, 2009


















                         NorthQuest Capital Fund, Inc.
                                16 Rimwood Lane
                             Colts Neck, NJ  07722
                                 1-800-698-5261

                             www.NorthQuestFund.com












                                     -ii-



(page)
                         NORTHQUEST CAPITAL FUND, INC.


To the Shareholders of NorthQuest Capital Fund, Inc.:

  Our Fund began the year at a share price of $9.05 and ended the past six months at $8.89. The Fund's total return for this period was -1.77%. The fol-lowing table may be helpful in comparing the Fund's performance with other in-dexes.
                                      2009 Performance
            The Fund & Other Indexes                    Year-To-Date (Loss)
            ------------------------                    -------------------
            NorthQuest Capital Fund                           (1.77 %)
            Dow Jones Industrials                             (3.75 %)
            NASDAQ Composite                                  16.36 %
            S&P 500                                            1.78 %

Performance
  The Fund remained in a defensive position during the first half of 2009. No purchases were transacted. But $178,358 of common stock securities were sold to increase the Fund's cash reserve. The sales created realized losses of $176,763. As of 06/30/09, cash accounted for approximately 19% of the Fund's portfolio. We continue to analyze the policies being enacted by government bureaucracies and the consequences that will result from these regulations on our investment portfolio and other prospective investments.

Investing in Businesses Today
  Our mission is to make long-term investments in profitable businesses whose share prices are selling at a discount to their future free cash flows. The decision to purchase a company's common stock is also based on value oriented principles such as strong balance sheets, consistent earnings, and shareholder friendly managements. Finally, political, economic, social, and military events (here and abroad) are studied to make sure that current and future business environments are favorable.
  Currently the business environment is cloudy. The economy remains weak but the expansion of government authority continues via intervention and spending. At the same time the private sector is shrinking. The Fund has 81% of its portfolio in common stocks and is prepared to make additional investments in some of its current holdings and other prospects. This will occur when we can determine which economic condition (deflation, inflation, stagflation, etc.) will affect our great nation and which common stock securities will protect our investment porfolio from long-term depreciation. This is not a standard variety recession or economic downturn. Political forces are undermining our economic and democra-tic principles. Be on guard, stay informed, fight for freedom, and vote for those who defend our constitution.
   Our shareholders re-elected our current Board of Directors and a new member to serve one year terms. Sanville & Company was also approved by Fund share-holders to audit the Fund's year-end financial statements for 2009. Thank you for your votes.
   Please find enclosed the Fund's financial report and a shareholder account statement. Please do not hesitate to call or write any comments or questions that you may have about this report.


Sincerely,

/s/ Peter J. Lencki
    President



                                       1



(page)
PERFORMANCE ILLUSTRATION                               June 30, 2009 (Unaudited)

     The line graph below assumes an initial $10,000 investment in the NorthQuest Capital Fund on 01/15/02 and the subsequent value of the account on 06/30/09, compared to the $10,000 investment into the S&P 500 Index with dividends reinvested for the same period. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. The returns do not reflect taxes that a shareholder would pay on Fund distribu-tions or on the sale of Fund shares.
                                             Line Graph Symbol
                                             -----------------
     NorthQuest Capital Fund                       "NQ"
     S&P 500 Index with dividends reinvested       "SP"

    Inception  Yr Ended  Yr Ended  Yr Ended  Yr Ended  Yr Ended  Yr Ended
     1/15/02   12/31/02  12/31/03  12/31/04  12/31/05  12/31/06  12/31/07
    ---------  --------  --------  --------  --------  --------  --------
NQ   $10,000    $ 9,190   $10,960   $11,930   $11,770   $13,350   $12,857
SP   $10,000    $ 7,790   $10,026   $11,117   $11,662   $13,504   $14,245

               6 Months
    Yr Ended     Ended
    12/31/08    6/30/09
    --------   --------
NQ   $ 9,067    $8,907
SP   $ 8,974    $9,258

                 Line Graph Performance from 1/15/02 to 6/30/09
                                   . . NQ . .
                                   - - SP - -
  $15,000 I
          I
  $14,000 I                                       / SP
          I                                   SP/     \
  $13,000 I                                 . NQ  . NQ |
          I                               .  /     .   |
  $12,000 I                      .NQ .  NQ /        .  |
          I                    .        SP           . |
  $11,000 I                 NQ    SP   /              . \
          I                .      /                    . \
  $10,000 I   SPNQ       .  SP /                        . \
          I   \   .    .    /                            . \ __
  $ 9,000 I     \   . NQ  /                              NQSP..SPNQ
          I       \     /
  $ 8,000 I         \ SP
          I
  $ 7,000 I
              01/15 12/31 12/31 12/31 12/31 12/31 12/31 12/31 06/30
              2002  2002  2003  2004  2005  2006  2007  2008  2009

     Another measure of performance is the Fund's Average Annual Return for the past 1 year, 5 year and since inception (1/15/02) compared with the S&P 500 Index with dividends reinvested.
                                             Average Annual Return (Loss)
                                                                   Since
                                            1 Year     5 Year    Inception
                                                                 (1/15/02)
                                           --------   --------   ----------
  NorthQuest Capital Fund                  (25.32%)    (4.78%)     (1.54%)
  S&P 500 Index with dividends reinvested  (26.23%)    (2.25%)     (1.01%)
                                       2



(page)


                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                     Top Ten Holdings and Asset Allocation
                     -------------------------------------
                                 June 30, 2009
                                 -------------
                       *
       Top Ten Holdings                               Asset  Allocation
      (% of Nets Assets)                              (% of Net Assets)
      ------------------                              -----------------

General Dynamics Corp.      8.95%               Chemicals              11.15%

Amgen Inc.                  6.27%               Defense                 8.95%

Fiserv Inc.                 6.15%               Electrical              2.44%

Exxon Mobil Corporation     5.65%               Energy                  3.59%

3M Company                  5.50%               Financial               7.00%

Parker Hannifin Corp.       5.09%               Industrial             17.57%

Stryker Corp.               4.92%               Medical                14.57%

JP Morgan Chase & Co.       4.59%               Publishing              4.46%

Reliance Steel & Aluminum   4.55%               Technology             11.81%

McGraw-Hill                 4.46%               Other Assets
                            -----               less liabilities, Net  18.46%
                            56.13%                                     ------
                            ======                                    100.00%
                                                                      =======









* Portfolio holdings are subject to change and are not recommendations of individual stocks.














                                       3



(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                                   EXPENSES
                                   --------
                                 JUNE 30, 2009
                                 -------------

EXPENSES EXAMPLE
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you under-stand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2009 to June 30, 2009.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the ex-penses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then mutliply the result by the number in the first line under the heading "Expense Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical ac-count values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on-going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Expenses Paid
                     Beginning             Ending               During Period *
                   Account Value        Account Value           January 1, 2009
                  January 1, 2009       June 30, 2009           to June 30, 2009
                  ---------------     -----------------        -----------------

Actual               $1,000.00           $  982.32                  $ 8.80
Hypothetical
(5% return
before expenses)     $1,000.00           $1,015.92                  $ 8.95

* Expenses are equal to the Fund's annualized expense ratio of 1.79%, multiplied by the average account value over the period, multiplied by 181 days/365 days [number of days in most recent fiscal half-year/365 [or 366](to reflect the one-half year period).

                                       4



(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                            Schedule of Investments
                            -----------------------
                                 June 30, 2009
                                 -------------
                                  (Unaudited)

                                                                    Fair
COMMON STOCKS - 81.54%                  Shares         Cost         Value
----------------------                  ------         ----         -----

Biotechnology Industry - 6.27%
------------------------------
Amgen Inc. *                             2,200   $   126,843   $   116,468
                                                   ----------    ----------

Computer Hardware & Software - 9.59%
-------------------------------------
Fiserv Inc. *                            2,500       109,333       114,275
Symantec Corp. *                         4,100        39,478        63,878
                                                   ----------    ----------
                                                     148,811       178,153
                                                   ----------    ----------

Defense Industry - 8.95%
------------------------
General Dynamics Corp.                   3,000       100,926       166,170
                                                   ----------    ----------

Electrical Products/Equipment - 2.44%
-------------------------------------
Emerson Electric Co.                     1,400        53,883        45,360
                                                   ----------    ----------

Financial Services - 7.01%
--------------------------
JP Morgan Chase & Co.                    2,500        90,505        85,275
U.S. Bancorp                             2,500        74,356        44,800
                                                   ----------    ----------
                                                     164,861       130,075

Diversified Industrials - 9.29%
-------------------------------
Parker-Hannifin Corp.                    2,200       154,608        94,512
United Technologies Corp.                1,500        67,597        77,940
                                                   ----------    ----------
                                                     222,205       172,452

Machinery Industry - 3.73%
--------------------------
Donaldson Co.                            2,000        43,375        69,280
                                                   ----------    ----------






   The accompanying notes are an integral part of these financial statements.
                                       5



(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                      Schedule of Investments (continued)
                      -----------------------------------
                                 June 30, 2009
                                 -------------
                                  (Unaudited)

                                                                    Fair
                                        Shares         Cost         Value
                                        ------         ----         -----
Medical & Drug Industry - 8.30%
-------------------------------
Medtronic, Inc.                          1,800   $    89,689   $    62,802
Stryker Corp. *                          2,300        72,731        91,402
                                                   ----------    ----------
                                                     162,420       154,204
                                                   ----------    ----------

Petroleum & Chemical Industry - 11.15%
-------------------------------------
Exxon Mobil Corporation                  1,500        98,847       104,865
3M Company                               1,700       124,491       102,170
                                                   ----------    ----------
                                                     223,338       207,035
                                                   ----------    ----------

Publishing Industry - 4.46%
-------------------
McGraw-Hill                              2,750        89,892        82,803
                                                   ----------    ----------

Steel Industry - 4.55%
----------------------
Reliance Steel & Aluminum                2,200        77,197        84,458
                                                   ----------    ----------

Telecommunications Equip. Industry - 2.21%
------------------------------------------
Cisco Systems *                          2,202        35,249        41,067
                                                   ----------    ----------

Utility (Electric) Industry - 3.59%
-----------------------------------
Exelon Corporation                       1,300        51,523        66,573
                                                   ----------    ----------

TOTAL COMMON STOCKS - 81.54%                     $ 1,500,523     1,514,098
                                                   ----------    ----------

OTHER ASSETS LESS LIABILITIES - 18.46%                             342,774
                                                                 ----------

NET ASSETS - 100.00%                                           $ 1,856,872
                                                                 ==========


* Non-income producing during the period.
  The accompanying notes are an integral part of these financial statements.

                                       6



(page)



                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                      Statement of Assets and Liabilities
                      -----------------------------------
                                 June 30, 2009
                                 -------------
                                  (Unaudited)



Assets

Investments in securities at fair value (cost $1,500,523)         $ 1,514,098
Cash                                                                    3,826
Cash, interest bearing                                                340,141
Dividends and interest receivable                                       1,354
                                                                   -----------

          Total Assets                                              1,859,419
                                                                   -----------


Liabilities

Accrued expenses                                                        2,547
                                                                   -----------

          Total Liabilities                                             2,547
                                                                   -----------


Net Assets                                                        $ 1,856,872
                                                                   ===========



Composition of Net Assets:
  Common stock, at $.001 par value                                $       209
  Paid-in capital                                                   2,099,205
  Accumulated net realized loss on investments                       (256,774)
  Undistributed net investment income                                     657
  Net unrealized appreciation of securities                            13,575
                                                                   -----------

Net Assets (equivalent of $8.89 per share based on
208,777 shares outstanding) (Note 4)                              $ 1,856,872
                                                                   ===========









   The accompanying notes are an integral part of these financial statements.

                                       7



(page)


                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                            Statement of Operations
                            -----------------------
                         Six months ended June 30, 2009
                         ------------------------------
                                  (Unaudited)




Investment Income
  Dividends                                                    $ 15,918
  Interest                                                          238
                                                               ---------

          Total Income                                           16,156
                                                               ---------

Expenses
  Investment advisory fee (Note 2)                                8,660
  Audit and accounting                                            2,547
  Bank fees                                                         149
  Office expense                                                    208
  Telephone                                                         608
  Postage and printing                                            1,240
  Registration and fees                                           1,567
  Taxes                                                             520
                                                               ---------

          Total Expenses                                         15,499
                                                               ---------

Net Investment Income                                               657
                                                               ---------


Realized and Unrealized Gain (Loss) from Investments

    Net realized loss on investments                           (176,763)
    Net unrealized appreciation on investments                  144,940
                                                               ---------

Net realized and unrealized loss from investments              ( 31,823)
                                                               ---------

Net decrease in net assets resulting from operations          $( 31,166)
                                                               =========










   The accompanying notes are an integral part of these financial statements.
                                       8



(page)


                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                      Statements of Changes in Net Assets
                      -----------------------------------



                                                       (Unaudited)
                                                       For the six
                                                      months ended   Year ended
                                                        June 30,    December 31,
                                                          2009          2008
                                                      ------------  ------------
Increase (decrease) in net assets from operations

Net investment income                                 $       657   $     2,433
Net realized loss from investments                       (176,763)     ( 80,006)
Unrealized appreciation (depreciation) from
      investments                                         144,940      (679,581)
                                                         ---------     ---------

Net decrease in net assets resulting
     from operations                                     ( 31,166)     (757,154)

Distributions to shareholders from net
     investment income                                       -         (  2,433)

Capital share transactions (Note 4)                        45,352        83,533
                                                        ----------     ---------

     Increase (decrease) in net assets                     14,186     (676,054)


Net Assets
     Beginning of year                                  1,842,686     2,518,740
                                                        ----------    ----------

     End of year (includes $657 and $0 of             $ 1,856,872   $ 1,842,686
     undistributed net investment income,               ==========    ==========
     respectively)


















    The accompanying notes are an integral part of these financial statements.
                                       9



(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                              Financial Highlights
                              --------------------
        For a share of capital stock outstanding throughout the period
        --------------------------------------------------------------

                                  1
                              2009     2008     2007     2006     2005     2004
--------------------------------------------------------------------------------
PER SHARE DATA:
--------------------------------------------------------------------------------
Net Asset Value, Beginning
                 of Period  $ 9.05   $12.85   $13.35   $11.77   $11.93   $10.96
--------------------------------------------------------------------------------
Income from Investment
               Operations:
Net Investment Income
                 (Loss) (2)    -        .01      .01      -       (.03)     -
Net Realized and Unrealized
 Gain (Loss) on Investments   (.16)   (3.80)    (.50)    1.58     (.13)    0.97
                              -----    -----    -----   -----     -----   -----
Total from Investment
                 Operations   (.16)   (3.79)    (.49)    1.58     (.16)    0.97
--------------------------------------------------------------------------------
Less Distributions             -       (.01)    (.01)     -        -        -
--------------------------------------------------------------------------------
Net Asset Value, End of
                     Period $ 8.89   $ 9.05   $12.85   $13.35   $11.77   $11.93
--------------------------------------------------------------------------------
Total Return (3)             -1.77%  -29.48%   -3.69%   13.42%   -1.34%    8.85%
--------------------------------------------------------------------------------
Ratios and Supplemental
                      Data:
Net Assets, end of
             Period (000's) $ 1,857  $ 1,843  $ 2,519  $ 2,490  $ 2,064   $1,850

Ratio of Expenses, after
reimbursement to Average
             Net Assets (2)   1.79%a   1.79%    1.79%    1.82%    1.88%    1.38%

Ratio of Expenses, before
reimbursement to Average
             Net Assets (2)   1.79%a   1.79%    1.79%    1.82%    1.88%    1.86%

Ratio of Net Investment
Income (Loss) to Average
                 Net Assets  (0.08%)a  0.11%      -        -     (0.31%)    -

Portfolio Turnover Rate       0.00%   22.38%    0.00%    1.67%    0.00%    3.18%
--------------------------------------------------------------------------------
a   The six month period is annualized

1   For the six months ended June 30, 2009 (Unaudited)

2 Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period

3   Total return assumes reinvestment of dividends

    The accompanying notes are an integral part of these financial statements.
                                      10



(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                         Notes to Financial Statements
                         -----------------------------
                                 June 30, 2009
                                 -------------


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Nature of Operations: NorthQuest Capital Fund, Inc. ("the Fund") was incor-porated on January 3, 2001 in New Jersey and commenced investment operations January 15, 2002. The Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, and its shares are registered under the Securities Act of 1933. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, or when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when re-stricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors in accordance with the Fund's "Fair Value Policy" that has been authorized by the Fund's board. The Board has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

   Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

   The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No.48 - Accounting for Uncertainty in Income Taxes on January 1, 2007. FASB Interpretation No.48 requires the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that based on their technical merits, have a more than fifty percent likeli-hood of being sustained upon examination. At adoption, the financial state-ments must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

   FAS 157: The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.


                                      11



(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                   Notes to Financial Statements (Continued)
                   -----------------------------------------
                                 June 30, 2009
                                 -------------


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      * Level 1 - quoted prices in active markets for identical investments.

      * Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

      * Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2009:

                                    Investments
      Valuation Inputs:            In Securities
      -----------------            -------------
      Level 1                       $1,514,098
      Level 2                            -
      Level 3                            -
                                    ----------
      Total                         $1,514,098
                                    ==========


   Distributions to Shareholders: The Fund intends to distribute to its share-holders substantially all of its net realized capital gains and net invest-ment income, if any, at year-end.

   Other: The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains or losses for financial statements and income tax purposes. Div-idend income is recorded on the ex-dividend date and interest income is re-corded on an accrual basis.

   Estimates: The preparation of financial statements in conformity with gen-erally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.








                                      12



(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                   Notes to Financial Statements (Continued)
                   -----------------------------------------
                                 June 30, 2009
                                 -------------


2. INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED TRANSACTIONS

   The Fund has an investment advisory agreement with Emerald Research Corpora-tion ("the Advisor"), whereby the Advisor receives a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily clos-ing net asset value of the Fund and are payable monthly. The Advisor has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating ex-penses exceed 1.79%. The Advisor has agreed to pay all IRA custodial fees which amounted to $398 as of June 30, 2009.

   The management fee for the six months year ended June 30, 2009, as computed pursuant to the advisory agreement totaled $8,660.

   Mr. Peter J. Lencki is President of the Advisor and is also President of the Fund.


3. INVESTMENT TRANSACTIONS

   For the six months ended June 30, 2009, purchases and sales of investment se-curities other than short-term investments aggregated $0 and $178,358, respectively.


4. CAPITAL SHARE TRANSACTIONS

   As of June 30, 2009, there were 500,000,000 shares of $.001 par value capital stock authorized. Total capital stock and paid-in capital as of June 30, 2009 amounted to $2,099,414.

                                    June 30, 2009           December 31, 2008
                                  -----------------         -----------------
                                 Shares       Amount       Shares       Amount
                                ---------------------     ---------------------
   Shares sold                    8,429    $  69,300       11,514    $ 126,685
   Shares issued in
    Reinvestment of dividends      -            -             273        2,431
   Shares redeemed              ( 3,202)    ( 23,948)     ( 4,182)    ( 45,583)
                                --------    ---------     --------    ---------
   Net increase (decrease)        5,227    $  45,352        7,605    $  83,533
                                ========    =========     ========    =========


5. FEDERAL INCOME TAXES

   Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting prin-ciples generally accepted in the United States.

   At June 30, 2009, the gross unrealized appreciation for all securities totaled $183,652 and the gross unrealized depreciation for all securities totaled $170,077 or a net unrealized appreciation of $13,575. The aggregate
                                      13



(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                   Notes to Financial Statements (Continued)
                   -----------------------------------------
                                 June 30, 2009
                                 -------------


5. FEDERAL INCOME TAXES (Continued)

   cost of securities for federal income tax purposes at June 30, 2009 was $1,500,523.

   The tax character of distributions paid during the years ended December 31, 2008 and 2007 were as follows:

                                           2008              2007
                                          ------            ------
           Net investment income         $ 2,433           $ 1,329

   For the year ended December 31, 2008 a dividend from net investment income of $.01/share was paid to shareholders of record as of December 30, 2008.


6. NEW ACCOUNTING PRONOUNCEMENTS

   In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods be-ginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are counted for and their effect on the Fund's financial position, perform-ance and cash flows. Management is currently evaluating the impact the adop-tion of SFAS 161 will have on the Fund's financial statements and related disclosures.

   In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset and Liability Have Significantly Decreased and Identifying Tranactions That Are Not Orderly" ("FSP 157-4"). FSP 147-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for esti-mating fair value in accordance with FASB Statement of Financial Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund's financial statements and related disclosures.

   In May 2009, FASB issued the Statement of Financial Accounting Standards No. 165, "Subsequent Events" ("SFAS 165"). SFAS 165 is effective for fiscal years and interim periods ending after June 15, 2009. SFAS 165 requires the disclo-sure of the date through which an entity has evaluated subsequent events and the basis for that date - that is, whether that date represents the date the financial statements were issued or were available to be issued. Management is currently evaluating the impact the adoption of SFAS 165 will have on the Fund's financial statements and related disclosures.





                                      14



(page)
BOARD OF DIRECTORS INFORMATION                                    June 30, 2009
NorthQuest Capital Fund, Inc.

The Fund's Board of Directors has the ultimate responsibility of running the Fund. Information about the Fund's Directors are provided below. Additional board member information is included in the SAI, which is available free of charge by calling 1-800-698-5261.

INDEPENDENT DIRECTORS
Independent directors received no compensation for the six months ending
June 30, 2009.
                                                                   Other Public
                              Term/Time   Principal Occupation     Company
Name & Age         Position    on Bd.     During Last 5 Years      Directorships
----------         --------  -----------  ---------------------    -------------
Robert S. Keesser    Lead    1 Year &      Dist. Sales Manager          None
Age 47             Director  served since  Genuine Parts Co.
                             2002          Atlanta, GA

John G. Padovano   Director  1 Year &      President, Rand Direct Inc.  None
Age 61                       served since  Packaging & distribution
                             2002          Edison, NJ

Michael W.         Director  1 Year &      Financial Analyst            None
    Sommerhalter             servved since Bank of America
Age 22                       04/20/09      Charlotte, NC

Robert R.Thompson  Director  1 Year &      Area Mgr, Uni Select,USA     None
Age 54                       served since  Automotive parts distribution
                             2002          Amherst, NY

INTERESTED DIRECTOR
Peter J. Lencki    Director  1 Year &      Portfolio Manager            None
Age 54             President served since  NorthQuest Capital Fund
                   Treasurer 2002          Colts Neck, NJ

Directors of the Fund are considered "Interested Directors", as defined in the Investment Company Act of 1940, because these individuals are affiliated with the Fund's Investment Adviser. Mr. Peter Lencki is president/owner in the Fund's Investment Adviser.

BOARD DISCUSSION ON RENEWING FUND'S ADVISORY CONTRACT
The discussion regarding the basis for the Board of Directors approving any advisory contract with the Fund will be available in the Fund's Annual Report.

PROXY VOTING INFORMATION
The Fund's proxy voting policies, procedures, and voting records relating to common stock securities in the Fund's investment portfolio are available with-out charge, upon request, by calling the Fund's toll-free telephone number 1-800-698-5261. The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Fund's proxy information is also available on the Securities and Exchange Commission website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of investments with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at http:// www.sec.gov. or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).
                                      15



(page)



                              Investment Advisor
                              ------------------

                         Emerald Research Corporation
                                16 Rimwood Lane
                              Colts Neck, NJ 07722



                                   Custodian
                                   ---------

                         Charles Schwab & Company, Inc.
                                70 White Street
                              Red Bank, NJ 07701



                                 Transfer Agent
                                 --------------

                         Emerald Research Corporation
                                16 Rimwood Lane
                              Colts Neck, NJ 07722



                 Independent Registered Public Accounting Firm
                 ---------------------------------------------

                               Sanville & Company
                               1514 Old York Road
                               Abington, PA 19001



                                 Legal Counsel
                                 -------------

                              The Sourlis Law Firm
                                  The Galleria
                                2 Bridge Avenue
                               Red Bank, NJ 07701







This report and the financial statements contained herein are submitted for the general information of shareholders and not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of NorthQuest Capital Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.

                                      iii



(page)

Item 2. Code of Ethics.
                                 CODE OF ETHICS

Pursuant to the requirements of Section 406 and 407 of the Sarbanes-Oxley Act of 2002, the NorthQuest Capital Fund, (the "Fund"), hereby adopts the following Code of Ethics, which applies to the Fund's principal executive (Peter Lencki), chief financial officer (Peter Lencki), and accounting officers or persons per-forming similar functions regardless of whether these individuals are employed by the Fund or a third party, is designed to deter wrongdoing and to promote:

 a) Honest and ethical conduct, including the ethical handling of actual and ap-parent conflicts of interest between personal and professional relation-ships;
 b) Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities and Exchange Commission and in all public communications.
 c) Compliance with all applicable governmental laws, rules and regulations;
 d) Prompt internal reporting of violations of the code, should any occur, to any of the principal officers of the Fund and all appropriate persons ident-ified in the code; and
 e) The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.


Item 3. Audit Committee Financial Expert.

    The Fund has assets of $1.9 million and has no audit committee and therefore has no audit committee financial expert. The Fund's officers and board of directors, which consists of independent directors that control 80% of the board, oversee and review all Fund reports. The current Fund auditor is John Townsend of Sanville & Company. Mr. Townsend conducts the various Fund audits and continues to indicate satisfaction with the Fund's internal controls, security certificate inspections, and other Fund reporting. At this time the Fund believes it has adequate supervision over its accounting procedures, practices and reporting.


Item 4-8. (Reserved)


Item 9. Controls and Procedures.

   Peter J. Lencki is the president and chief financial officer of the Fund. He handles all financial matters of the Fund and has provided the internal con-trol procedures to produce detailed and accurate reports in all financial matters involving Fund operations. Peter J. Lencki reports to the board of directors on a continuous basis. Mr. Lencki is also president and owner of the investment adviser, the Emerald Research Corporation. Auditors have re-viewed the Internal Control exercised by the Fund during this past year and found no material weaknesses.


Item 10. Exhibits.

   A. EX99Q209.CER
      A separate certification of the principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed herewith as an exhibit to and part of this Form N-CSRS.

                                      iv



(page)

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


   (Registrant)                                    NorthQuest Capital Fund, Inc.

   By (Signature and Title)                          /s/ Peter J. Lencki
                                                         ---------------
                                                         Peter J. Lencki
                                                         President
                                                         Chief Financial Officer
   Date:  07/14/09


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report to be signed below by the following person on its behalf of the registrant and in capacities and on the date indicated.


   (Registrant)                                    NorthQuest Capital Fund, Inc.

   By (Signature and Title)                          /s/ Peter J. Lencki
                                                         ---------------
                                                         Peter J. Lencki
                                                         President
                                                         Chief Financial Officer
   Date:  07/14/09


   By the Commission

                            Margaret H. McFarland
                            Deputy Secretary

   Dated: January 27, 2003





















                                       v